Segment Reporting – Significant Expense Disclosure	12 Months Ended
Dec. 31, 2025
Titan Pharmaceuticals Inc [Member]
Segment Reporting – Significant Expense Disclosure
2.	Segment Reporting – Significant Expense Disclosure

Our CODM, the Acting Principal Financial Officer, manages our business activities as a single operating and reportable segment at the entity level. The information in our financial statements along with the quarterly forecasts and weekly disbursements are some of the regularly provided financial information our CODM receives. Accordingly, our CODM uses net loss to measure segment profit or loss, allocate resources and assess performance. In accordance with ASU 2023-07, the following significant expense categories have been identified based on the information regularly reviewed when assessing performance and allocating resources:

(in thousands of U.S. dollars)	2025	2024
Salaries and employee compensation and benefits	$60	$1,505
Professional fees	1,333	1,628
Insurance expenses	453	485
Board of directors’ fees	128	457
Total	$1,974	$4,075